LEASES (Details Narrative) - GBP (£)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Leases
Operating lease expense	£ 177,674	£ 177,674
Cash payments on lease liabilities	£ 223,508	£ 223,508